Other Income And Other Expenses - Disclosure of Other Operating Income Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other operating income:
Recovery of expenses	$ 150.0	$ 0.0	$ 0.0
Tax credits	41.4	29.9	0.0
Royalties	25.1	19.8	10.4
Defense billing tax	0.0	14.9	0.0
Sale of interest in subsidiary	0.0	36.6	0.0
Reversal for contingencies	16.7	1.0	0.0
Revenue from contractual fines	11.3	8.7	17.8
Other sales	9.9	9.1	12.8
Reimbursement of expenses	8.8	18.8	5.2
Reversal of Environmental Provision	1.2	0.0	0.0
Taxes on other revenues	(14.2)	(12.5)	(15.5)
Sale/Rental of Fixed Assets	0.0	8.0	68.6
Others	15.9	36.4	11.2
Other operating income, net	266.1	170.7	110.5
Other operating expense:
Corporate projects	(75.5)	(70.3)	(78.2)
Expenses system project	(23.6)	(20.3)	(12.7)
Provision for contingencies	(13.3)	(1.7)	(7.4)
Flight safety standards	(6.3)	(5.9)	(3.6)
Aircraft maintenance and flights costs - fleet	(5.5)	(7.8)	(6.6)
Expense contractual fines	(5.4)	(0.5)	0.0
Taxes on other sales	(5.2)	(4.4)	(2.0)
Training and development	(3.4)	(3.8)	(2.0)
Royalties	(2.0)	(1.1)	(1.0)
Warrants	(1.9)	0.0	(158.2)
Product modification	(1.9)	(2.4)	(2.3)
Tax fines	(1.1)	0.0	0.0
Listing expenses - EVEX	0.0	0.0	(135.7)
Restructuring expenses	0.0	0.0	(36.9)
Environmental provision	0.0	(1.3)	(0.5)
Disposal of fixed assets	0.0	(9.8)	(81.4)
Other	(17.6)	(47.0)	(26.5)
Other operating expense, net	$ (162.7)	$ (176.3)	$ (555.0)